Business Combinations	12 Months Ended
Mar. 31, 2023
Business Combinations [Abstract]
Business Combinations	Business Combinations Acquisitions during the Years ended March 31, 2021, 2022, and 2023 There was no material business combination during the years ended March 31, 2021, 2022, and 2023.